Loans and Allowance for Loan Losses (Details 4) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loan and Lease Receivables, Impaired [Abstract]
Non-accrual loans	$ 3,429	$ 4,418
Performing TDRs	5,715	5,850
Total impaired loans	$ 9,144	$ 10,268